TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
Profit before tax and income tax expense included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2018	2017	2016

Loss before income tax expense:
Israel	(2,663)	(3,701)	(2,767)
Foreign jurisdictions	119	-	200

	(2,544)	(3,701)	(2,567)

Current tax expense:
Israel	14	-	-
Foreign jurisdictions	49	74	73

	63	74	73

Deferred taxes:
Israel	-	-	1,085

	-	-	1,085

Income tax expense	63	74	1,158

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2018	2017	2016

Loss before income tax expense as reported in the consolidated statements of comprehensive income	(2,544)	(3,701)	(2,567)

Statutory tax rates	23%	24%	25%

Theoretical tax benefit calculated	(585)	(888)	(642)

Changed in liability for undistributed income of subsidiaries	-	29	37
Losses and other items for which a valuation allowance was provided	271	1,218	1,160
Change in effective on corporate tax rate	-	(49)	(17)
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries	-	-	492
Tax benefit (expense) arising from "Preferred enterprises"	189	296	250
Foreign tax rate differential in subsidiaries	22	44	20
Other	166	(576)	(142)

Total	648	962	1,800

Income tax expense	63	74	1,158

Deferred Tax Assets And Liabilities
Deferred taxes reflect the tax effects of temporary differences were been the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017

Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,892	3,614
Capital loss carryforwards (in Israel)	2,137	1,170
Severance benefits	25	28
Provision for vacation	174	218
Tax credit carryforward	992	1,065
Allowance for doubtful accounts	29	37

Total gross deferred tax assets	7,249	6,132

Less valuation allowance	(6,418)	(5,256)

Net deferred tax assets	831	876

Deferred tax liabilities:
Undistributed income of subsidiaries	(275)	(275)

Fixed assets - differences in depreciation	(556)	(601)

Total gross deferred tax liabilities	(831)	(876)